Oppenheimer
MONEY MARKET
FUND, INC.


ANNUAL REPORT
JULY 31, 2002


LETTER TO SHAREHOLDERS

FUND MANAGER INTERVIEW

FINANCIAL STATEMENTS

DIRECTORS AND OFFICERS

                            [LOGO OMITTED]
                               4-HAND LOGO

[LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

FUND OBJECTIVE
Oppenheimer Money Market Fund, Inc. seeks the maximum current income that is consistent with stability of principal.

    CONTENTS

 1  Letter to Shareholders

 3  An Interview with Your Fund's Managers

 7  FINANCIAL STATEMENTS

20  INDEPENDENT AUDITORS' REPORT

21  Federal Income Tax Information

23  Directors and Officers

28  Privacy Policy Notice



CURRENT YIELD*
          For the 7-Day Period
          Ended 7/31/02

          With          Without
          Compounding*  Compounding
------------------------------------
          1.38%         1.37%

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

* Compounded yields assume reinvestment of dividends.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,


As we near the end of 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Recently, accounting scandals and an overall lack of investor confidence in corporate America have weakened the stock market and caused the prices of many individual securities to drop sharply during the period. On the other hand, the overall bond market has provided some positive returns and stability, helping to provide investors with a safe haven from the equity markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to invest their money.
   Despite the continued challenges, there are signs of a moderate recovery in the U.S. economy. Rooted in a combination of low inflation and little pressure on the Federal Reserve Board to raise interest rates, business conditions are slowly improving, and we believe the prospects for long-term investors look bright. With that said, we expect the economy and markets to return to historical levels and not the exaggerated growth levels that typified the late 1990s and early 2000s.
   Now more than ever, investors can see on two levels the fundamental advantage of mutual funds: diversification. Investors can diversify their portfolios by investing among several types of funds to reduce short-term risks. The right asset allocation among equity and fixed-income funds can help cushion an investor's portfolio from tough market conditions. Secondly, mutual funds, while certainly not immune to volatility and



[PHOTO OMITTED]

JOHN V. MURPHY
President
Oppenheimer
Money Market
Fund, Inc.




1    OPPENHEIMER MONEY MARKET FUND, INC.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

declines in either the equity or fixed-income markets, offer clear-cut advantages over direct ownership of individual securities. Because fund portfolios often contain a number of different investments, one security's poor performance usually does not have a dramatic effect on the fund as a whole.
   Your financial advisor is also an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.

Sincerely,
/S/SIGNATURE
John V. Murphy
August 21, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2    OPPENHEIMER MONEY MARKET FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q
HOW DID OPPENHEIMER MONEY MARKET FUND, INC. PERFORM OVER THE PAST YEAR?
A. Oppenheimer Money Market Fund, Inc. produced an annualized yield of 1.86%, and an annualized yield including the effects of compounding of 1.88%, over the fiscal year that ended July 31, 2002. The Fund's seven-day and compounded seven-day yields on July 31, 2002 were 1.37% and 1.38%, respectively.(1)

HOW WOULD YOU CHARACTERIZE THE ECONOMIC ENVIRONMENT DURING THIS PERIOD?
When the 12-month period began last July 2001, the U.S. economy was struggling to stay afloat, resisting the Federal Reserve Board's (the Fed's) aggressive efforts to stimulate growth. The Fed continued to cut interest rates sharply--five times during the first half of the reporting period and eleven times in all during 2001. By year's end, the federal funds rate stood at just 1.75%--its lowest level since 1961--and yet the economy continued to decline.
   The September 11 terrorist attacks only accelerated the fall, plunging the economy into recession and ending the longest expansion in U.S. history. The recession proved to be short-lived, as consumers, encouraged by low rates, helped the economy rebound by continuing to spend freely. Nevertheless, many question marks remained for investors--especially stock investors--who were anxious about corporate accounting practices and ongoing earnings weakness. This anxiety led investors toward high-quality fixed-income securities as an alternative to stocks.


PORTFOLIO MANAGEMENT
TEAM
Carol E. Wolf
Barry D. Weiss



1. Compounded yields assume reinvestments of dividends. The Fund's investment strategy, allocations and focus can change over time. The seven-day simple yield is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account's compounded interest rate. Unlike an investment in the Fund, deposits in a savings account are generally insured by the FDIC.



3    OPPENHEIMER MONEY MARKET FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


GIVEN THIS ENVIRONMENT, HOW DID YOU MANAGE THE FUND?
With robust demand for bonds that investors perceived to be safe havens and low interest rates dominating the period, yields on fixed-income securities with very short maturities--such as those found in the Fund--were universally low. As a result, our challenge became identifying short-term investments offering both strong credit characteristics and an attractive income stream.(2)
   Credit quality was an especially significant factor immediately following September 11 when market sentiment became extremely risk-averse. Our response was to sharply curtail our investments in industries whose credit we believed to be at risk during the recession, including energy and telecommunications.
   The majority of the Fund's investments are in commercial paper--short-term corporate debt obligations that mature in 270 days or less. As the period went on, it became more difficult to find attractive commercial paper as many companies issued longer-maturity debt to lock in the low interest rates. This decreased supply led us to look for other investment opportunities.
   As a result, we invested a higher-than-usual portion of the Fund's assets in discount notes issued by government-sponsored agencies. This strengthened the Fund's overall credit quality, while market dynamics helped temporarily boost yields of agency issues above those of commercial paper--making these investments even more attractive.
   The Fund, which is managed to emphasize liquidity and safety, maintained a stable share price of $1.00 per share during the period, while continuing to provide its investors with an income stream. Please note, however that the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and cannot guarantee a $1.00 share price.


2. The Fund's investments and strategies are subject to change.



4    OPPENHEIMER MONEY MARKET FUND, INC.

WHY HAS THE YIELD ON OPPENHEIMER MONEY MARKET FUND, INC. DROPPED?
Money market funds have been under pressure to provide competitive yields, maintain a relatively low expense ratio and maintain the $1 share price that is expected, during a period when the Federal Reserve Board has decreased the overnight rate by an unprecedented 4.5%. Until July 30th 2002, Oppenheimer Money Market Fund, Inc.'s investment advisor absorbed any of the Fund's expenses that exceeded 25% of the Fund's investment income. This expense waiver has been removed with the approval of the Funds Board of Directors, and its shareholders at the shareholder meeting held on July 29, 2002. It simply became too expensive. As a result the Fund now bears all its operating expenses, and its yields will reflect that. However, its investment advisor did voluntarily undertake to pay expenses, if and to the extent necessary, to maintain a stable asset value of $1.00 per share. That undertaking may be terminated at any time without advance notice.

DID YOU TAKE ANY SPECIFIC ACTION IN REGARDS TO THE FUND'S AVERAGE MATURITY?
We were encouraged to maintain the Fund's average maturity as long as possible over the fiscal year, in order to lock in higher yields for an extended period of time. However, for roughly the first half of the period, the Fund maintained the average maturity of its portfolio below 60 days. Accordingly, we kept the maturity very close to that level to maximize yields while striving to offer a stable net asset value for shareholders.
   In February 2002, the Fund's average maturity was allowed to increase to 90 days, which brought it in line with that of other similarly managed funds. With this new guideline in place, we sought to capture higher yields by increasing the portfolio's percentage of securities with longer maturities and stronger credit quality.




5    OPPENHEIMER MONEY MARKET FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE FUND?
Looking ahead, we plan to continue managing the Fund defensively. Although we don't expect the Fed to raise rates anytime soon, we believe interest rates are unlikely to remain at their current levels. Therefore, we're positioning the Fund to attempt to earn a competitive yield in the current low-interest-rate environment while preparing the portfolio for potential rate increases. We've also been looking to buy appropriate longer-maturity securities, and continuing to invest in floating-rate debt that would reflect higher yields should rates rise. As we strive to maximize yields for Fund shareholders, our overriding goal remains providing a stable investment amid market and economic uncertainty and keeping Oppenheimer Money Market Fund, Inc. an important part of THE RIGHT WAY TO INVEST.



NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Yields include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.




6    OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  July 31, 2002
================================================================================

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================
 CERTIFICATES OF DEPOSIT--7.8%
-----------------------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--3.8%
 Citibank NA, 1.82%, 8/6/02                               $20,000,000 $ 20,000,000
-----------------------------------------------------------------------------------
 National Bank of Commerce, Tennessee:
 1.88%, 6/20/03(1)                                         25,000,000   24,997,490
 1.89%, 10/2/02(1)                                         15,000,000   15,000,263
-----------------------------------------------------------------------------------
 Suntrust Bank, 1.955%, 5/23/03                            20,000,000   20,015,405
                                                                      ------------
                                                                        80,013,158

-----------------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--4.0%
 BNP Paribas, Chicago, 2.10%, 10/17/02                     18,000,000   18,000,000
-----------------------------------------------------------------------------------
 BNP Paribas, New York, 1.96%, 11/13/02                    15,000,000   15,000,000
-----------------------------------------------------------------------------------
 Lloyds TSB Bank plc, New York, 1.93%, 8/19/02             10,000,000   10,000,000
-----------------------------------------------------------------------------------
 Nordea Bank Finland plc, New York, 2.10%, 12/12/02        15,000,000   15,000,000
-----------------------------------------------------------------------------------
 Svenska Handelsbanken, NY:
 1.94%, 1/22/03                                            10,000,000   10,000,478
 1.96%, 1/17/03                                            15,000,000   15,000,000
                                                                      ------------
                                                                        83,000,478
                                                                      ------------
 Total Certificates of Deposit (Cost $163,013,636)                     163,013,636

===================================================================================
 DIRECT BANK OBLIGATIONS--12.9%
-----------------------------------------------------------------------------------
 Danske Corp., Series A:
 1.80%, 1/16/03                                            15,000,000   14,874,000
 1.93%, 8/5/02                                              8,000,000    7,998,285
 1.98%, 9/4/02                                             22,000,000   21,958,860
-----------------------------------------------------------------------------------
 Governor & Co. of the Bank of Ireland, 1.83%, 1/10/03(2)  20,000,000   19,835,300
-----------------------------------------------------------------------------------
 Lloyds TSB Bank plc, 1.92%, 8/12/02                       20,000,000   19,988,267
-----------------------------------------------------------------------------------
 Nationwide Building Society:
 1.93%, 8/16/02                                            27,000,000   26,978,288
 1.99%, 12/3/02                                            20,000,000   19,862,911
-----------------------------------------------------------------------------------
 Nordea North America, Inc. (gtd. by Merita Bank plc):
 1.955%, 11/25/02                                          15,000,000   14,905,508
 2.03%, 10/18/02                                           20,000,000   19,912,033
-----------------------------------------------------------------------------------
 Societe Generale North America, 2.23%, 10/2/02            25,000,000   24,903,986
-----------------------------------------------------------------------------------
 Svenska Handelsbanken, Inc., Series S
 (gtd. by Svenska Handelsbanken AG):
 1.85%, 12/18/02                                           15,000,000   14,892,854
 1.97%, 1/9/03                                             15,000,000   14,877,036
-----------------------------------------------------------------------------------
 U.S. Bank NA MN, 2.03%, 10/24/02                          25,000,000   25,000,000
-----------------------------------------------------------------------------------
 U.S. Bank NA MN, North Dakota, 1.73%, 4/30/03(1)          25,000,000   24,989,500
                                                                      ------------
 Total Direct Bank Obligations (Cost $270,976,828)                     270,976,828

===================================================================================
 LETTERS OF CREDIT--1.1%
-----------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial paper of Banco
 Nacional de Comercio Exterior SNC, 2.25%, 9/26/02
 (Cost $22,920,573)                                        23,000,000   22,920,573



7    OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================
 SHORT-TERM NOTES--71.3%
-----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--2.0%
 General Dynamics Corp.:
 2.07%, 9/12/02(2)                                        $15,000,000 $ 14,963,775
 2.07%, 12/30/02(2)                                        17,000,000   16,852,398
 2.17%, 9/16/02(2)                                         10,000,000    9,972,272
                                                                      ------------
                                                                        41,788,445

-----------------------------------------------------------------------------------
 ASSET-BACKED--18.1%
 Barton Capital Corp., 1.80%, 10/7/02(2)                   20,000,000   19,933,000
-----------------------------------------------------------------------------------
 BILLS Securitisation Ltd.:
 2.02%, 11/15/02                                           25,000,000   24,851,305
 2.03%, 10/18/02                                           10,000,000    9,956,017
-----------------------------------------------------------------------------------
 Charta Corp.:
 1.77%, 9/18/02(2)                                         15,000,000   14,964,600
 1.77%, 10/22/02(2)                                        15,000,000   14,939,525
-----------------------------------------------------------------------------------
 Crown Point Capital Co., 1.78%, 12/4/02(2)                15,000,000   14,907,292
-----------------------------------------------------------------------------------
 Edison Asset Securitization LLC, 1.94%, 8/13/02(2)        20,000,000   19,987,067
-----------------------------------------------------------------------------------
 Fairway Finance Corp.:
 2.05%, 11/27/02(2)                                        12,634,000   12,549,106
 2.11%, 10/15/02(2)                                        17,790,000   17,711,798
-----------------------------------------------------------------------------------
 Galaxy Funding, Inc.:
 2.08%, 12/11/02(2)                                        15,000,000   14,885,600
 2.08%, 12/12/02(2)                                         5,000,000    4,961,578
-----------------------------------------------------------------------------------
 GOVCO, Inc.:
 1.76%, 10/25/02(2)                                        15,000,000   14,937,667
 2.10%, 10/15/02(2)                                         5,000,000    4,978,125
-----------------------------------------------------------------------------------
 Greyhawk Funding LLC:
 1.82%, 1/13/03(2)                                          9,000,000    8,924,925
 2.20%, 9/13/02(2)                                         25,000,000   24,934,306
-----------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 1.78%, 1/27/03(2)                                         10,000,000    9,911,494
 2%, 9/6/02(2)                                             10,000,000    9,980,000
 2.02%, 12/2/02(2)                                         31,000,000   30,786,048
 2.05%, 10/18/02(2)                                         6,000,000    5,973,350
-----------------------------------------------------------------------------------
 Neptune Funding Corp., 2.04%, 11/22/02(2)                 25,000,000   24,839,917
-----------------------------------------------------------------------------------
 New Center Asset Trust, 1.79%, 10/10/02                    5,000,000    4,982,597
-----------------------------------------------------------------------------------
 Perry Global Funding LLC, Series A:
 1.83%, 1/14/03(2)                                          8,000,000    7,932,493
 1.84%, 1/16/03(2)                                         11,000,000   10,905,547
-----------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.87%, 12/16/02(2)                                        20,460,000   20,315,956
 2.28%, 9/24/02(2)                                         10,000,000    9,965,800
-----------------------------------------------------------------------------------
 Sheffield Receivables Corp.:
 1.76%, 8/14/02(2)                                          5,000,000    4,996,822
 1.82%, 8/12/02(2)                                         14,500,000   14,491,936
                                                                      ------------
                                                                       378,503,871



8    OPPENHEIMER MONEY MARKET FUND, INC.

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================
 BEVERAGES--0.5%
 Diageo Capital plc, 1.91%, 12/9/02(2)                    $10,000,000 $  9,931,028
-----------------------------------------------------------------------------------
 BROKER-DEALERS--10.4%
 Banc of America Securities LLC, 2.013%, 8/1/02(1)         50,000,000   50,000,000
-----------------------------------------------------------------------------------
 Goldman Sachs Group LP, Promissory Note:
 1.98%, 12/13/02(3)                                        12,000,000   12,000,000
 2.06%, 11/25/02                                           35,000,000   35,000,000
 2.11%, 8/30/02(3)                                          9,000,000    9,000,000
-----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.:
 1.75%, 8/23/02                                            12,000,000   11,987,166
 1.81%, 12/2/02(1)                                         50,000,000   50,000,000
-----------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 1.75%, 1/23/03                                            15,000,000   14,872,396
 1.79%, 4/25/03(1)                                         15,000,000   15,000,000
 1.81%, 1/10/03                                            20,000,000   19,837,100
                                                                      ------------
                                                                       217,696,662
-----------------------------------------------------------------------------------
 CHEMICALS--2.1%
 BASF AG:
 1.945%, 11/18/02(2)                                       20,000,000   19,882,219
 1.96%, 11/21/02(2)                                        25,000,000   24,847,556
                                                                      ------------
                                                                        44,729,775
-----------------------------------------------------------------------------------
 COMMERCIAL FINANCE--2.6%
 Countrywide Home Loans:
 1.83%, 8/5/02                                             20,000,000   19,995,934
 1.83%, 8/16/02                                            20,000,000   19,984,750
-----------------------------------------------------------------------------------
 Private Export Fund Corp., 1.91%, 8/15/02(2)              15,000,000   14,988,858
                                                                      ------------
                                                                        54,969,542
-----------------------------------------------------------------------------------
 CONSUMER FINANCE--3.3%
 American Express Credit Corp., Series B:
 1.827%, 4/25/03(1)                                        15,000,000   15,000,000
 1.83%, 5/7/03(1)                                          25,000,000   25,000,000
-----------------------------------------------------------------------------------
 American General Finance Corp.:
 1.80%, 8/9/02                                             15,000,000   14,994,000
 1.98%, 1/8/03                                             15,000,000   14,868,000
                                                                      ------------
                                                                        69,862,000
-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--1.6%
 GE Capital International Funding, Inc.
 (gtd. by General Electric Capital Corp.), 2%, 11/1/02(2)  10,000,000    9,948,889
-----------------------------------------------------------------------------------
 General Electric Capital Corp., 2.04%, 12/23/02            8,000,000    7,934,720
-----------------------------------------------------------------------------------
 Wells Fargo Financial, Inc., 1.80%, 1/15/03               15,000,000   14,874,750
                                                                      ------------
                                                                        32,758,359



9    OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
 SBC International, Inc.:
 1.82%, 8/26/02(2)                                        $10,000,000 $  9,987,361
 1.91%, 9/18/02(2)                                         10,000,000    9,976,600
                                                                      ------------
                                                                        19,963,961
-----------------------------------------------------------------------------------
 FOOD PRODUCTS--1.2%
 Nestle Capital Corp.:
 1.87%, 2/3/03(2)                                          20,000,000   19,806,767
 1.90%, 2/5/03(2)                                           5,000,000    4,950,389
                                                                      ------------
                                                                        24,757,156
-----------------------------------------------------------------------------------
 INSURANCE--10.3%
 General Electric Capital Assurance Co.,
 1.889%, 12/1/03(1,3)                                      37,000,000   37,000,000
-----------------------------------------------------------------------------------
 ING America Insurance Holdings, Inc.:
 1.82%, 1/9/03                                              5,000,000    4,959,303
 1.92%, 8/7/02                                             15,000,000   14,995,200
 1.92%, 8/9/02                                             20,000,000   19,991,466
 1.93%, 8/14/02                                            18,000,000   17,987,455
-----------------------------------------------------------------------------------
 Jackson National Life Insurance Co.:
 1.85%, 8/1/02(1)                                           2,000,000    2,000,000
 1.90%, 3/3/03(1)                                          30,000,000   30,000,000
-----------------------------------------------------------------------------------
 Metropolitan Life Insurance Co., 1.889%, 8/1/02(1)        33,000,000   33,000,000
-----------------------------------------------------------------------------------
 Pacific Life Insurance Co., 1.889%, 2/14/03(1,3)          20,000,000   20,000,000
-----------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 1.86%, 1/31/03(1)    25,000,000   25,000,000
-----------------------------------------------------------------------------------
 Travelers Insurance Co., 1.859%, 10/4/02(1,3)             10,000,000   10,000,000
                                                                      ------------
                                                                       214,933,424
-----------------------------------------------------------------------------------
 LEASING & FACTORING--1.7%
 American Honda Finance Corp.:
 1.82%, 4/9/03(1,4)                                        10,000,000   10,000,000
 1.84%, 6/24/03(1,4)                                       15,000,000   14,998,493
-----------------------------------------------------------------------------------
 Toyota Motor Credit Corp., 2.03%, 10/15/02(2)             10,000,000    9,957,708
                                                                      ------------
                                                                        34,956,201
-----------------------------------------------------------------------------------
 METALS/MINING--0.2%
 Rio Tinto Ltd. (gtd. by Rio Tinto plc and Rio Tinto Ltd.),
 1.75%, 8/28/02(2)                                          5,000,000    4,993,438
-----------------------------------------------------------------------------------
 OIL & GAS--1.9%
 BP Capital Markets plc, 2%, 11/8/02                       20,000,000   19,890,000
-----------------------------------------------------------------------------------
 Chevron UK Investment plc (gtd. by ChevronTexaco Corp.),
 1.95%, 11/7/02(2)                                         10,000,000    9,946,917
-----------------------------------------------------------------------------------
 Shell Finance UK plc, 1.99%, 10/21/02                     10,000,000    9,955,225
                                                                      ------------
                                                                        39,792,142




10   OPPENHEIMER MONEY MARKET FUND, INC.

                                                            PRINCIPAL        VALUE
                                                               AMOUNT   SEE NOTE 1
===================================================================================
 PHARMACEUTICALS--3.5%
 GlaxoSmithKline Finance plc, 1.76%, 10/23/02(2)          $15,000,000 $ 14,939,133
-----------------------------------------------------------------------------------
 Wyeth:
 1.88%, 8/1/02(2)                                          15,000,000   15,000,000
 1.89%, 12/20/02(1,2)                                      21,000,000   21,000,000
 1.90%, 8/2/02(2)                                          15,000,000   14,999,208
 1.90%, 9/9/02(2)                                           7,000,000    6,985,592
                                                                      ------------
                                                                        72,923,933
-----------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--10.9%
 Beta Finance, Inc.:
 1.79%, 4/22/03(1,4)                                       20,000,000   19,998,000
 1.87%, 1/6/03(2)                                          20,000,000   19,836,733
 2.25%, 9/23/02(2)                                         15,000,000   14,950,313
-----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A,
 1.80%, 1/15/03                                            12,600,000   12,494,790
-----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series B,
 1.97%, 9/25/02                                            17,700,000   17,646,728
-----------------------------------------------------------------------------------
 Independence Funding LLC, 1.84%, 1/8/03(2)                20,000,000   19,836,444
-----------------------------------------------------------------------------------
 K2 (USA) LLC:
 1.87%, 1/8/03(2)                                           8,600,000    8,528,524
 1.96%, 8/27/02(2)                                         16,091,000   16,068,222
 1.97%, 8/22/02(2)                                         15,000,000   14,982,763
 1.99%, 9/3/02(2)                                          18,000,000   17,967,165
-----------------------------------------------------------------------------------
 LINKS Finance LLC:
 1.85%, 8/1/02(2)                                          30,000,000   30,000,000
 1.87%, 5/15/03(1)                                         25,000,000   24,997,500
-----------------------------------------------------------------------------------
 Long Lane Master Trust 4, 1.86%, 8/8/02(4)                11,721,000   11,716,761
                                                                      ------------
                                                                       229,023,943
                                                                      ------------
 Total Short-Term Notes (Cost $1,491,583,880)                        1,491,583,880
===================================================================================
 U.S. GOVERNMENT AGENCIES--6.9%
-----------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.78%, 8/2/02                                             25,000,000   24,998,764
 2.15%, 8/13/03(5)                                         15,000,000   15,000,000
 2.25%, 8/14/03(5)                                         15,000,000   15,000,000
 6%, 8/15/02                                               25,000,000   25,038,977
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.77%, 8/8/02                                             10,000,000    9,996,558
 1.79%, 8/1/02                                             10,000,000   10,000,000
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.67%, 1/23/03                                            10,000,000    9,918,819
 2%, 4/1/03                                                25,000,000   24,662,500
 6.75%, 8/15/02                                             9,000,000    9,016,649
                                                                      ------------
 Total U.S. Government Agencies (Cost $143,632,267)                    143,632,267




11   OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                         PRINCIPAL           VALUE
                                                            AMOUNT      SEE NOTE 1
===================================================================================
 JOINT REPURCHASE AGREEMENTS--1.1%
-----------------------------------------------------------------------------------
 Individual interest of 4.63% in joint repurchase
 agreement with PaineWebber, Inc., 1.81%, dated
 7/31/02, to be repurchased at $513,825,833 on
 8/1/02, collateralized by Federal Home Loan
 Mortgage Corp., 6%, 3/1/32, with a value of
 $223,603,854 and Federal National Mortgage Assn.,
 5.50%, 6/1/17, with a value of $301,228,060 (Cost
 $23,800,000)                                          $23,800,000  $   23,800,000
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,115,927,184)           101.1%  2,115,927,184
-----------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                        (1.1)    (22,443,421)
                                                            -----------------------
 NET ASSETS                                                  100.0% $2,093,483,763
                                                            =======================


FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $764,649,523, or 36.53% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $56,713,254 or 2.71% of the Fund's net assets as of July 31, 2002.

5. When-issued security to be delivered and settled after July 31, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS




12   OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002
--------------------------------------------------------------------------------

==================================================================================
 ASSETS
 Investments, at value (cost $2,115,927,184)--see
 accompanying statement                                             $2,115,927,184
----------------------------------------------------------------------------------
 Cash                                                                    7,261,658
----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                            9,360,217
 Interest                                                                2,554,528
 Other                                                                     132,687
                                                                    --------------
 Total assets                                                        2,135,236,274

==================================================================================
 LIABILITIES
 Payables and other liabilities:
 Investments purchased on a when-issued basis                           30,000,000
 Shares of capital stock redeemed                                        9,573,703
 Transfer and shareholder servicing agent fees                             821,745
 Dividends                                                                 775,039
 Directors' compensation                                                   365,305
 Shareholder reports                                                       154,831
 Other                                                                      61,888
                                                                    --------------
 Total liabilities                                                      41,752,511

==================================================================================
 NET ASSETS                                                         $2,093,483,763
                                                                    ==============

----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
 Par value of shares of capital stock                               $  209,342,910
----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,884,140,853
                                                                    --------------
 NET ASSETS--applicable to 2,093,429,099 shares of capital
 stock outstanding                                                  $2,093,483,763
                                                                    ==============
==================================================================================
 NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE              $1.00
                                                                             =====





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





13   OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002
--------------------------------------------------------------------------------

==================================================================================
 INVESTMENT INCOME
 Interest                                                             $50,350,582

==================================================================================
 EXPENSES
 Management fees                                                        8,271,152
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                          6,113,790
----------------------------------------------------------------------------------
 Shareholder reports                                                      984,914
----------------------------------------------------------------------------------
 Directors' compensation                                                  114,328
----------------------------------------------------------------------------------
 Custodian fees and expenses                                               79,466
----------------------------------------------------------------------------------
 Other                                                                    296,004
                                                                      ------------
 Total expenses                                                        15,859,654
 Less reduction to custodian expenses                                     (39,958)
 Less reimbursement of expenses                                        (3,202,968)
                                                                      ------------
 Net expenses                                                          12,616,728

==================================================================================
 NET INVESTMENT INCOME                                                 37,733,854

==================================================================================
 NET REALIZED GAIN ON INVESTMENTS                                         146,424

==================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $37,880,278
                                                                      ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




14   OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                                            2002           2001
====================================================================================
 OPERATIONS
 Net investment income                                $   37,733,854 $  101,198,342
------------------------------------------------------------------------------------
 Net realized gain                                           146,424         15,568
                                                      ------------------------------
 Net increase in net assets resulting from operations     37,880,278    101,213,910

====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income                    (37,571,861)  (101,198,342)
------------------------------------------------------------------------------------
 Distributions from net realized gain                       (161,993)            --

====================================================================================
 CAPITAL STOCK TRANSACTIONS
 Net increase (decrease) in net assets resulting
 from capital stock transactions                         (34,710,037)   316,422,886

====================================================================================
 NET ASSETS
------------------------------------------------------------------------------------
 Total increase (decrease)                               (34,563,613)   316,438,454
------------------------------------------------------------------------------------
 Beginning of period                                   2,128,047,376  1,811,608,922
                                                      ------------------------------
 End of period                                        $2,093,483,763 $2,128,047,376
                                                      ==============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



15   OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                              2002      2001      2000      1999      1998
===============================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period            $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain       .02       .05       .05       .05       .05
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.02)     (.05)     (.05)     (.05)     (.05)
 Distributions from net realized gain               --(1)     --        --        --        --
                                                -----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.02)     (.05)     (.05)     (.05)     (.05)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                  $1.00     $1.00     $1.00     $1.00     $1.00
                                                ===============================================

===============================================================================================
 TOTAL RETURN(2)                                  1.88%     5.32%     5.38%     4.61%     5.03%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)        $2,093    $2,128    $1,812    $1,496    $1,195
-----------------------------------------------------------------------------------------------
 Average net assets (in millions)               $2,006    $1,968    $1,712    $1,371    $1,114
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            1.88%     5.14%     5.27%     4.51%     4.89%
 Expenses                                         0.79%     0.68%     0.78%     0.78%     0.87%(4)
 Expenses, net of reduction to custodian expenses
 and/or reimbursement of expenses                 0.63%     0.68%     0.78%     0.78%     0.87%



1. Less than $0.005 per share.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





16   OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase commitments of $30,000,000.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2002, the Fund's projected benefit obligations were increased by $46,493 and payments of $10,121 were made to retired directors, resulting in an accumulated liability of $356,021 as of July 31, 2002.




17   OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect an increase in paid-in capital of $204,441, a decrease in undistributed net investment income of $161,993, and a decrease in accumulated net realized gain of $42,448. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




18   OPPENHEIMER MONEY MARKET FUND, INC.

================================================================================
 2. CAPITAL STOCK
 The Fund has authorized five billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                YEAR ENDED JULY 31, 2002        YEAR ENDED JULY 31, 2001
                                  SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------
 Sold                      3,704,652,506  $3,704,652,506   6,415,157,863  $6,415,157,863
 Dividends and/or
 distributions reinvested     37,188,522      37,188,522      96,411,977      96,411,977
 Redeemed                 (3,776,551,065) (3,776,551,065) (6,195,146,954) (6,195,146,954)
                          ---------------------------------------------------------------
 Net increase (decrease)     (34,710,037) $  (34,710,037)    316,422,886  $  316,422,886
                          ===============================================================


================================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. Under the investment advisory agreement in effect prior to July 30, 2002, the Manager guaranteed that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and brokerage fees, shall not exceed the lesser of 1% of the average annual net assets of the Fund, or 25% of the total annual investment income of the Fund. The Manager had undertaken to pay or refund to the Fund any amount by which such expenses shall exceed these limits. The payment of the management fee at the end of any month was reduced so that at no time would there be any accrued but unpaid liability under this expense limitation. As a result of this agreement, the Fund was reimbursed $3,202,968 for the year ended July 31, 2002. A new investment advisory agreement providing the same management fee rates but without this expense limit has been approved by a vote of shareholders during the shareholder meeting effective July 30, 2002. The Fund's management fee for the year ended July 31, 2002 (without giving effect to expense reimbursements) was an annualized rate of 0.41%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $27.50 per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets. This undertaking may be amended or withdrawn at any time.

================================================================================
 4. ILLIQUID SECURITIES
 As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2002 was $88,000,000, which represents 4.20% of the Fund's net assets.


19   OPPENHEIMER MONEY MARKET FUND, INC.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


================================================================================
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

OPPENHEIMER MONEY MARKET FUND, INC.:

   We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 August 21, 2002



20   OPPENHEIMER MONEY MARKET FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

================================================================================
 In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   None of the dividends paid by the Fund during the year ended July 31, 2002 are eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



21   OPPENHEIMER MONEY MARKET FUND, INC.

SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------


================================================================================
 On July 29, 2002, a special shareholder meeting was held at which all of the nominated Directors were elected and all proposals were approved by shareholders as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:
--------------------------------------------------------------------------------
 PROPOSAL NO. 1
 The twelve persons named below to serve as Director of the Fund until their successors are elected and shall qualify:

 NOMINEE                               FOR         WITHHELD                TOTAL
--------------------------------------------------------------------------------
 Leon Levy                 977,451,410.262   36,824,414.845    1,014,275,825.107
 Donald W. Spiro           982,855,622.505   31,420,202.602    1,014,275,825.107
 John V. Murphy            986,574,611.035   27,701,214.072    1,014,275,825.107
 Robert G. Galli           985,663,378.621   28,612,446.486    1,014,275,825.107
 Phillip A. Griffiths      983,168,282.748   31,107,542.359    1,014,275,825.107
 Benjamin Lipstein         981,676,773.128   32,599,051.979    1,014,275,825.107
 Elizabeth B. Moynihan     979,168,983.738   35,106,841.369    1,014,275,825.107
 Kenneth A. Randall        983,818,284.457   30,457,540.650    1,014,275,825.107
 Edward V. Regan           984,358,826.770   29,916,998.337    1,014,275,825.107
 Russell S. Reynolds, Jr.  981,473,690.660   32,802,134.447    1,014,275,825.107
 Clayton K. Yeutter        980,485,463.994   33,790,361.113    1,014,275,825.107

--------------------------------------------------------------------------------
 PROPOSAL NO. 2

                                                                    BROKER
                 FOR           AGAINST           ABSTAIN         NON-VOTES               TOTAL
-----------------------------------------------------------------------------------------------
 2A. Eliminate the Fund's fundamental investment policy with respect to investing in unseasoned issuers:
     758,605,932.006   123,875,773.457    64,086,098.644    67,708,021.000   1,014,275,825.107

 2B. Amend the Fund's fundamental investment policy with respect to borrowing:
     756,326,829.467   124,040,152.960    66,200,821.680    67,708,021.000   1,014,275,825.107

 2C. Amend the Fund's fundamental investment policy with respect to lending:
     771,390,000.949   107,545,244.625    67,632,558.533    67,708,021.000   1,014,275,825.107

-----------------------------------------------------------------------------------------------
 PROPOSAL NO. 3
 Approve a new Investment Advisory Agreement:
     799,663,574.382    82,141,514.098    64,762,815.628    67,708,021.000   1,014,275,825.108



22   OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------



================================================================================
 DIRECTORS AND OFFICERS Leon Levy, Chairman of the Board of Directors
                        Donald W. Spiro, Vice Chairman of the Board of Directors John V. Murphy, President and Director
                        Robert G. Galli, Director
                        Phillip A. Griffiths, Director
                        Benjamin Lipstein, Director
                        Elizabeth B. Moynihan, Director
                        Kenneth A. Randall, Director
                        Edward V. Regan, Director
                        Russell S. Reynolds, Jr., Director
                        Clayton K. Yeutter, Director
                        Barry D. Weiss, Vice President
                        Carol E. Wolf, Vice President
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

================================================================================
NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH FUND   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
AND LENGTH OF TIME SERVED(2) OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE

INDEPENDENT
DIRECTORS

LEON LEVY, Chairman of       General Partner (since 1982) of Odyssey Partners,
the Board of Directors       L.P. (investment partnership) and Chairman of the
(since 1974)                 Board (since 1981) of Avatar Holdings, Inc. (real
Age: 76                      estate development).

DONALD W. SPIRO, Vice        Chairman Emeritus (since January 1991) of the
Chairman of the Board        Manager. Formerly a director (January 1969-August
of Directors (since 1985)    1999) of the Manager.
Age: 76

JOHN V. MURPHY,(3)           Chairman, Chief Executive Officer and director
President (since 2001)       (since June 2001) and President (since September
and Director (since 2002)    2000) of the Manager; President and a director or
Age: 53                      trustee of other Oppenheimer funds; President and
                             a director (since July 2001) of Oppenheimer
                             Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;
                             a director (since November 2001) of
                             OppenheimerFunds Distributor, Inc., the Fund's distributor; Chairman and a director (since July
                             2001) of Shareholder Services, Inc. and of
                             Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                             Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the
                             Manager: OFI Institutional Asset Management, Inc.
                             and Centennial Asset Management Corporation (since
                             November 2001), HarbourView Asset Management
                             Corporation and OFI Private Investments, Inc.
                             (since July 2001); President (since November 1,
                             2001) and a director (since July 2001) of



1. The address of each Director and Officer is 6803 S. Tucson Way, Centennial, CO 80112-3924, except the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Murphy, Zack and Molleur, and Ms. Feld.
2. Each Director and Officer serves for an indefinite term, until his or her resignation, retirement, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.



23   OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,              Oppenheimer Real Asset Management, Inc.; a
Continued                    director (since November 2001) of Trinity
                             Investment Management Corp. and Tremont Advisers,
                             Inc., investment advisory affiliates of the Manager; Executive Vice President (since February
                             1997) of Massachusetts Mutual Life Insurance
                             Company, the Manager's parent company; a director
                             (since June 1995) of DBL Acquisition Corporation;
                             formerly, Chief Operating Officer (from September
                             2000 to June 2001) of the Manager; President and trustee (from November 1999 to November 2001) of
                             MML Series Investment Fund and MassMutual
                             Institutional Funds, open-end investment companies; a director (from September 1999 to August 2000) of C.M. Life Insurance Company;
                             President, Chief Executive Officer and director
                             (from September 1999 to August 2000) of MML Bay
                             State Life Insurance Company; a director (from
                             June 1989 to June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank, a wholly-owned subsidiary of Emerald Isle Bancorp.

ROBERT G. GALLI, Director    A Trustee or Director of other Oppenheimer funds.
(since 1993)                 Formerly Vice Chairman of the Manager (October
Age: 68                      1995 - December 1997).

PHILLIP A. GRIFFITHS,        The Director of the Institute for Advanced Study,
Director (since 2002)        Princeton, N.J. (since 1991), director of GSI
Age: 63                      Lumonics (since 2001) and a member of the National
                             Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research Triangle Institute, Raleigh, N.C., and a
                             Professor of Mathematics at Harvard University.

BENJAMIN LIPSTEIN,           Professor Emeritus of Marketing, Stern Graduate
Director (since 1974)        School of Business Administration, New York
Age: 79                      University.

ELIZABETH B. MOYNIHAN,       Author and architectural historian; a trustee of
Director (since 1992)        the Freer Gallery of Art and Arthur M. Sackler
Age: 72                      Gallery (Smithsonian Institute), Trustees Council
                             of the National Building Museum; a member of the Trustees Council, Preservation League of New York
                             State.

KENNETH A. RANDALL,          A director of Dominion Resources, Inc. (electric
Director (since 1980)        utility holding company) and Prime Retail, Inc.
Age: 75                      (real estate investment trust); formerly a
                             director of Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief
                             Executive Officer of The Conference Board, Inc.
                             (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                             American Motorists Insurance Company and American
                             Manufacturers Mutual Insurance Company.

EDWARD V. REGAN,             President, Baruch College, CUNY; a director of
Director (since 1993)        RBAsset (real estate manager); a director of
Age: 72                      OffitBank; formerly Trustee, Financial Accounting
                             Foundation (FASB and GASB), Senior Fellow of
                             Jerome Levy Economics Institute, Bard College,
                             Chairman of Municipal Assistance Corporation for the City of New York, New York State Comptroller and Trustee of New York State and Local Retirement
                             Fund.

RUSSELL S. REYNOLDS, JR.,    Chairman of The Directorship Search Group, Inc.
Director (since 1989)        (corporate governance consulting and executive
Age: 70                      recruiting) (since 1993); a life trustee of
                             International House (non-profit educational organization), and a trustee of the Greenwich
                             Historical Society (since 1996).

CLAYTON K. YEUTTER,          Of Counsel, Hogan & Hartson (a law firm) (since
Director (since 1991)        1993). Other directorships: Caterpillar, Inc.
Age: 71                      (since 1993) and Weyerhaeuser Co. (since 1999).




24   OPPENHEIMER MONEY MARKET FUND, INC.

================================================================================
OFFICERS

BARRY D. WEISS, Vice         Vice President of the Manager (since July 2001);
President (since 2001)       an officer and portfolio manager of other
Age: 38                      Oppenheimer funds; formerly Assistant Vice
                             President and Senior Credit Analyst of the Manager
                             (February 2000-June 2001). Prior to joining the
                             Manager in February 2000, he was Associate
                             Director, Structured Finance, Fitch IBCA Inc.
                             (April 1998 - February 2000); News Director, Fitch
                             Investors Service (September 1996 - April 1998);
                             and Senior Budget Analyst, City of New York,
                             Office of Management & Budget (February 1990 -
                             September 1996).

CAROL E. WOLF, Vice          Senior Vice President (since June 2000) of the
President (since 1988)       Manager; an officer and portfolio manager of other
Age: 50                      Oppenheimer funds; formerly Vice President of the
                             Manager (June 1990 - June 2000).

ROBERT G. ZACK, Secretary    Senior Vice President (since May 1985) and General
(since 2001)                 Counsel (since February 2002) of the Manager;
Age: 53                      General Counsel and a director (since November
                             2001) of OppenheimerFunds Distributor, Inc.;
                             Senior Vice President and General Counsel (since
                             November 2001) of HarbourView Asset Management
                             Corporation; Vice President and a director (since
                             November 2000) of Oppenheimer Partnership
                             Holdings, Inc.; Senior Vice President, General
                             Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder Financial
                             Services, Inc., OFI Private Investments, Inc.,
                             Oppenheimer Trust Company and OFI Institutional
                             Asset Management, Inc.; General Counsel (since
                             November 2001) of Centennial Asset Management
                             Corporation; a director (since November 2001) of
                             Oppenheimer Real Asset Management, Inc.; Assistant
                             Secretary and a director (since November 2001) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager; Vice
                             President (since November 2001) of
                             OppenheimerFunds Legacy Program; Secretary (since
                             November 2001) of Oppenheimer Acquisition Corp.;
                             formerly Acting General Counsel (November
                             2001-February 2002) and Associate General Counsel
                             (May 1981-October 2001) of the Manager; Assistant
                             Secretary of Shareholder Services, Inc. (May
                             1985-November 2001), Shareholder Financial
                             Services, Inc. (November 1989-November 2001);
                             OppenheimerFunds International Ltd. and
                             Oppenheimer Millennium Funds plc (October
                             1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,             Senior Vice President and Treasurer (since March
Treasurer (since 1999)       1999) of the Manager, Treasurer (since March 1999)
Age: 42                      of HarbourView Asset Management Corporation,
                             Shareholder Services, Inc., Oppenheimer Real Asset
                             Management Corporation, Shareholder Financial
                             Services, Inc. and Oppenheimer Partnership
                             Holdings, Inc., of OFI Private Investments, Inc.
                             (since March 2000) and of OppenheimerFunds
                             International Ltd. and Oppenheimer Millennium
                             Funds plc (since May 2000) and OFI Institutional
                             Asset Management, Inc. (since November 2000)
                             (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer
                             (since May 2000) of Oppenheimer Trust Company;
                             Assistant Treasurer (since March 1999) of
                             Oppenheimer Acquisition Corp.; an officer of other
                             Oppenheimer funds; formerly Principal and Chief
                             Operating Officer, Bankers Trust Company - Mutual
                             Fund Services Division (March 1995 - March 1999).
                             An officer of 89 portfolios in the
                             OppenheimerFunds complex.

KATHERINE P. FELD,           Vice President and Senior Counsel (since July
Assistant Secretary          1999) of the Manager; Vice President (since June
(since 2001)                 1990) of OppenheimerFunds Distributor, Inc.;
Age: 44                      director, vice president and secretary (since
                             1997) of Real Asset Management, Inc.; vice president (since June 1999) of Centennial Asset
                             Management Corporation; formerly Vice President and Associate Counsel of the Manager (June 1990 -
                             July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.




25   OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES, Assistant  Vice President and Assistant Counsel (since June
Secretary (since 2001)       1998) of the Manager; Vice President (since 1999)
Age: 36                      of OppenheimerFunds Distributor, Inc.; Vice
                             President and Assistant Secretary (since 1999) of
                             Shareholder Services, Inc.; Assistant Secretary
                             (since December 2001) of OppenheimerFunds Legacy
                             Program; an officer of other Oppenheimer funds;
                             formerly Assistant Vice President and Assistant
                             Counsel of the Manager (August 1997 - June 1998);
                             Assistant Counsel of the Manager (August
                             1994-August 1997). An officer of 85 portfolios in the OppenheimerFunds complex.

DENIS R. MOLLEUR,            Vice President and Senior Counsel of the Manager
Assistant Secretary          (since July 1999); an officer of other Oppenheimer
(since 2001)                 funds; formerly a Vice President and Associate
Age: 44                      Counsel of the Manager (September 1991 - July
                             1999). An officer of 82 portfolios in the OppenheimerFunds complex.







THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

Each Director is a Trustee, Director or Managing General Partner of 31 other portfolios in the OppenheimerFunds complex, except as follows: Mr. Galli (41 portfolios) and Mr. Murphy (67 portfolios).


26   OPPENHEIMER MONEY MARKET FUND, INC.

OPPENHEIMER MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------


================================================================================
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.


================================================================================
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.


================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT


================================================================================
 INDEPENDENT AUDITORS      KPMG LLP


================================================================================
 LEGAL COUNSEL             Mayer Brown Rowe & Maw

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018.


[COPYRIGHT]Copyright 2002  OppenheimerFunds, Inc. All rights reserved.


27   OPPENHEIMER MONEY MARKET FUND, INC.

PRIVACY POLICY NOTICE
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


28   OPPENHEIMER MONEY MARKET FUND, INC.

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.CALL OPP (1.800.225.5677).



29   OPPENHEIMER MONEY MARKET FUND, INC.

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOL   OMBXX
--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


[LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
DISTRIBUTOR, INC.



RA0200.001.0702  September 27, 2002